UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               DANIEL J. MAVICO
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MAY 31

Date of Reporting Period:  FEBRUARY 28, 2015


ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED FEBRUARY 28, 2015



[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA EMERGING MARKETS FUND
FEBRUARY 28, 2015

                                                                      (Form N-Q)

48477-0415                                   (C)2015, USAA. All rights reserved.

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PORTFOLIO OF INVESTMENTS

USAA EMERGING MARKETS FUND
February 28, 2015 (unaudited)

                                                                                                       MARKET
NUMBER                                                                                                  VALUE
OF SHARES     SECURITY                                                                                  (000)
-------------------------------------------------------------------------------------------------------------
              EQUITY SECURITIES (96.8%)

              COMMON STOCKS (94.3%)

              CONSUMER DISCRETIONARY (12.1%)
              ------------------------------
              ADVERTISING (0.2%)
   734,690    ITE Group plc                                                                       $     1,937
                                                                                                  -----------
              APPAREL RETAIL (0.3%)
   126,965    Mr. Price Group Ltd.                                                                      2,936
                                                                                                  -----------
              APPAREL, ACCESSORIES & LUXURY GOODS (0.6%)
26,624,000    Bosideng International Holdings Ltd., acquired 10/17/2012-5/8/2014;
              cost $6,200(a)                                                                            3,055
 3,377,000    Cosmo Lady China Holdings Co. Ltd.*                                                       2,260
 4,239,300    MC GROUP Public Company Limited                                                           1,888
                                                                                                  -----------
                                                                                                        7,203
                                                                                                  -----------
              AUTO PARTS & EQUIPMENT (1.6%)
 1,441,936    Hota Industrial Manufacturing Co. Ltd.(b)                                                 2,804
    67,479    Hyundai Mobis Co. Ltd.                                                                   15,339
                                                                                                  -----------
                                                                                                       18,143
                                                                                                  -----------
              AUTOMOBILE MANUFACTURERS (2.3%)
 2,436,000    Dongfeng Motor Group Co. Ltd. "H"                                                         3,876
   430,242    Ford Otomotiv Sanayi A.S.                                                                 5,822
    72,060    KIA Motors Corp.                                                                          2,987
   203,932    Tata Motors Ltd. ADR                                                                     10,038
   342,526    Turk Otomobil Fabrikasi A.S.                                                              2,239
                                                                                                  -----------
                                                                                                       24,962
                                                                                                  -----------
              CASINOS & GAMING (1.0%)
 1,913,200    Genting Malaysia Berhad                                                                   2,182
 3,218,400    Wynn Macau Ltd.                                                                           8,403
                                                                                                  -----------
                                                                                                       10,585
                                                                                                  -----------
              CATALOG RETAIL (0.2%)
 1,384,900    Officemate PCL NVDR                                                                       2,099
                                                                                                  -----------
              DEPARTMENT STORES (0.9%)
 2,339,500    Lifestyle International Holdings Ltd.                                                     4,289
   379,860    Poya Co. Ltd.(b)                                                                          3,266
 1,588,000    PT Matahari Department Store Tbk                                                          2,193
                                                                                                  -----------
                                                                                                        9,748
                                                                                                  -----------
              EDUCATION SERVICES (0.7%)
 1,057,400    Estacio Participacoes S.A.                                                                7,189
   687,000    Prestariang Berhad                                                                          431
                                                                                                  -----------
                                                                                                        7,620
                                                                                                  -----------
              FOOTWEAR (0.2%)
   462,000    Yue Yuen Industrial Holdings Ltd.                                                         1,793
                                                                                                  -----------

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1  | USAA Emerging Markets Fund

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
                                                                                                       MARKET
NUMBER                                                                                                  VALUE
OF SHARES     SECURITY                                                                                  (000)
-------------------------------------------------------------------------------------------------------------
               HOME FURNISHINGS (0.3%)
    21,131     Hanssem Co. Ltd.                                                                    $    3,398
                                                                                                   ----------
               HOME IMPROVEMENT RETAIL (0.3%)
   582,000     Via Varejo S.A.*                                                                         3,465
                                                                                                   ----------
               HOMEBUILDING (0.0%)
 2,071,586     Desarrolladora Homex S.A. de C.V., acquired 9/26/2007 - 5/21/2013; cost
               $3,078*(a),(b)                                                                              90
 6,312,677     URBI, Desarrollos Urbanos, S.A. de C.V., acquired 2/10/2010 - 3/25/2013; cost
               $2,879*(a),(b)                                                                             106
   371,300     Viver Incorporadora e Construtora S.A.*                                                     10
                                                                                                   ----------
                                                                                                          206
                                                                                                   ----------
               HOTELS, RESORTS & CRUISE LINES (0.2%)
    29,798     Hana Tour Service, Inc.                                                                  2,650
                                                                                                   ----------
               HOUSEHOLD APPLIANCES (1.2%)
    13,296     Cuckoo Electronics Co. Ltd.*                                                             2,332
   868,000     Haier Electronics Group Co. Ltd.                                                         2,289
 2,637,000     Techtronic Industries Co.                                                                9,112
                                                                                                   ----------
                                                                                                       13,733
                                                                                                   ----------
               LEISURE PRODUCTS (0.1%)
   255,000     Topkey Corp.(b)                                                                            967
                                                                                                   ----------
               MOTORCYCLE MANUFACTURERS (0.8%)
   183,355     Bajaj Auto Ltd.                                                                          6,381
   466,285     TVS Motor Co. Ltd.                                                                       2,128
                                                                                                   ----------
                                                                                                        8,509
                                                                                                   ----------
               RESTAURANTS (0.1%)
   303,570     Arcos Dorados Holdings, Inc. "A"                                                         1,594
                                                                                                   ----------
               SPECIALTY STORES (0.3%)
 1,009,000     Luk Fook Holdings International Ltd.                                                     3,194
                                                                                                   ----------
               TEXTILES (0.8%)
 4,342,000     Best Pacific International Holdings Ltd. "H"                                             2,128
   453,000     Nan Liu Enterprise Co. Ltd.(b)                                                           2,022
   642,000     Shenzhou International Group                                                             2,541
 3,006,500     Weiqiao Textile Co. Ltd. "H"                                                             1,640
                                                                                                   ----------
                                                                                                        8,331
                                                                                                   ----------
               Total Consumer Discretionary                                                           133,073
                                                                                                   ----------
               CONSUMER STAPLES (7.7%)
               -----------------------
               AGRICULTURAL PRODUCTS (0.4%)
 2,949,300     Bumitama Agri Ltd.                                                                       2,251
   152,437     Kaveri Seed Co. Ltd.                                                                     2,331
                                                                                                   ----------
                                                                                                        4,582
                                                                                                   ----------
               BREWERS (0.8%)
 1,319,700     Ambev S.A. ADR                                                                           8,512
                                                                                                   ----------
               DISTILLERS & VINTNERS (0.2%)
    62,301     Muhak Co. Ltd.*                                                                          2,509
                                                                                                   ----------
               FOOD RETAIL (1.2%)
   599,849     Eurocash S.A.                                                                            5,405
   571,535     X5 Retail Group N.V. GDR*                                                                7,315
                                                                                                   ----------
                                                                                                       12,720
                                                                                                   ----------
               HOUSEHOLD PRODUCTS (0.6%)
 3,162,100     Kimberly-Clark de Mexico S.A. de C.V. "A"                                                6,412
                                                                                                   ----------
               HYPERMARKETS & SUPER CENTERS (0.3%)
 1,486,470     Robinsons Retail Holdings, Inc.                                                          2,866
                                                                                                   ----------

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                                                   Portfolio of Investments |  2

================================================================================

                                                                                                       MARKET
NUMBER                                                                                                  VALUE
OF SHARES     SECURITY                                                                                  (000)
-------------------------------------------------------------------------------------------------------------
              PACKAGED FOODS & MEAT (2.2%)
   362,250    Adecoagro S.A.*                                                                     $     3,206
 1,209,289    Agthia Group PJSC                                                                         2,252
 1,049,448    CCL Products India Ltd.                                                                   2,870
    57,000    M. Dias Branco S.A. Industria e Comercio de Alimentos                                     1,667
 2,357,936    Marfrig Global Foods S.A.                                                                 4,004
26,532,500    PT Nippon Indosari Corpindo Tbk                                                           2,525
 9,696,400    RFM Corp.                                                                                 1,275
   230,462    Tiger Brands Ltd.                                                                         6,864
                                                                                                   ----------
                                                                                                       24,663
                                                                                                   ----------
              PERSONAL PRODUCTS (0.8%)
    25,404    Cosmax, Inc.                                                                              2,997
   329,900    Natura Cosmeticos S.A.                                                                    3,268
   212,796    Oriflame Cosmetics S.A. Swedish Depository Receipts                                       3,145
                                                                                                   ----------
                                                                                                        9,410
                                                                                                   ----------
              TOBACCO (1.2%)
    91,776    KT&G Corp.                                                                                6,689
   761,500    Souza Cruz S.A.                                                                           6,803
                                                                                                   ----------
                                                                                                       13,492
                                                                                                   ----------
              Total Consumer Staples                                                                   85,166
                                                                                                   ----------
              ENERGY (7.0%)
              -------------
              COAL & CONSUMABLE FUELS (0.8%)
 3,325,000    China Shenhua Energy Co. Ltd. "H"                                                         8,724
                                                                                                   ----------
              INTEGRATED OIL & GAS (2.7%)
   754,850    Gazprom OAO ADR                                                                           3,778
 1,282,498    Gazprom OAO ADR                                                                           6,400
   233,970    Lukoil OAO ADR                                                                           11,352
   329,800    YPF S.A. ADR                                                                              8,472
                                                                                                   ----------
                                                                                                       30,002
                                                                                                   ----------
              OIL & GAS DRILLING (0.2%)
 1,784,000    China Oilfield Services Ltd. "H"                                                          2,710
                                                                                                   ----------
              OIL & GAS EQUIPMENT & SERVICES (0.2%)
 7,273,000    Hilong Holdings Ltd.                                                                      2,298
                                                                                                   ----------
              OIL & GAS EXPLORATION & PRODUCTION (2.2%)
 7,184,000    CNOOC Ltd.                                                                               10,319
   111,519    NovaTek OAO GDR                                                                           9,351
 1,345,640    Pacific Rubiales Energy Corp.                                                             4,015
                                                                                                   ----------
                                                                                                       23,685
                                                                                                   ----------
              OIL & GAS REFINING & MARKETING (0.9%)
 5,964,000    NewOcean Energy Holdings Ltd.                                                             2,145
   271,100    Reliance Industries Ltd. GDR(c)                                                           7,564
                                                                                                   ----------
                                                                                                        9,709
                                                                                                   ----------
              Total Energy                                                                             77,128
                                                                                                   ----------
              FINANCIALS (23.8%)
              ------------------
              CONSUMER FINANCE (0.2%)
   119,991    Shriram Transport Finance Co. Ltd.                                                        2,252
                                                                                                   ----------
              DIVERSIFIED BANKS (19.3%)
27,523,000    Agricultural Bank of China Ltd. "H"                                                      13,662
   556,647    Axis Bank Ltd. GDR                                                                       25,634
    76,330    Banco Bradesco S.A.                                                                       1,004
 1,464,995    Banco do Brasil S.A.                                                                     12,241
   340,690    Banco Santander Brasil S.A. ADR                                                           1,697
   131,200    Bancolombia S.A. ADR                                                                      5,392

================================================================================

3  | USAA Emerging Markets Fund

================================================================================

                                                                                                       MARKET
NUMBER                                                                                                  VALUE
OF SHARES     SECURITY                                                                                  (000)
-------------------------------------------------------------------------------------------------------------
22,272,000    China Construction Bank Corp. "H"                                                   $    18,551
 1,132,616    Commercial International Bank GDR                                                         7,577
    44,900    Credicorp Ltd.                                                                            6,520
   164,700    Erste Group Bank AG                                                                       4,316
   235,420    Grupo Aval Acciones Y Valores ADR                                                         2,293
 1,431,900    Grupo Financiero Banorte S.A. "O"                                                         7,749
   122,560    Hana Financial Group, Inc.                                                                3,361
   977,240    ICICI Bank Ltd. ADR                                                                      11,385
    92,730    KB Financial Group, Inc.                                                                  3,295
   371,792    OTP Bank plc                                                                              5,886
12,549,495    PT Bank Mandiri (Persero) Tbk                                                            11,651
14,147,400    PT Bank Rakyat Indonesia (Persero) Tbk                                                   14,093
 9,993,854    Sberbank of Russia*(b)                                                                   12,322
   510,450    Sberbank of Russia ADR                                                                    2,627
   352,600    Shinhan Financial Group Co. Ltd.                                                         14,039
   722,960    Standard Bank Group Ltd.                                                                  9,451
   113,910    Standard Chartered plc                                                                    1,743
   633,520    Turkiye Garanti Bankasi A.S.                                                              2,268
 3,767,029    Turkiye Is Bankasi "C"                                                                    9,445
 1,366,200    Turkiye Vakiflar Bankasi T.A.O. "D"                                                       2,864
   163,924    Yes Bank Ltd.                                                                             2,183
                                                                                                  -----------
                                                                                                      213,249
                                                                                                  -----------
              LIFE & HEALTH INSURANCE (2.0%)
 1,246,310    Hanwha Life Insurance Co. Ltd.                                                            8,869
 1,222,500    Ping An Insurance (Group) Co. of China Ltd. "H"                                          13,571
                                                                                                  -----------
                                                                                                       22,440
                                                                                                  -----------
              MULTI-LINE INSURANCE (0.2%)
   560,500    Allianz Malaysia Berhad                                                                   1,913
                                                                                                  -----------
              MULTI-SECTOR HOLDINGS (0.6%)
 4,966,000    First Pacific Co. Ltd.                                                                    5,046
   529,860    Haci Omer Sabanci Holdings A.S.                                                           2,044
                                                                                                  -----------
                                                                                                        7,090
                                                                                                  -----------
              REAL ESTATE DEVELOPMENT (0.2%)
 5,560,936    Yoma Strategic Holdings Ltd.                                                              1,856
                                                                                                  -----------
              REGIONAL BANKS (0.1%)
   198,153    TCS Group Holding plc GDR                                                                   555
                                                                                                  -----------
              REITs - DIVERSIFIED (0.2%)
   919,566    Pla Administradora Industria                                                              1,984
                                                                                                  -----------
              REITs - INDUSTRIAL (0.4%)
 2,199,462    Macquarie Mexico Real Estate Management S.A de C.V.                                       3,793
                                                                                                  -----------
              REITs - RESIDENTIAL (0.6%)
 5,622,798    Emlak Konut Gayrimenkul Yatirim Ortakligi A.S.                                            7,015
                                                                                                  -----------
              Total Financials                                                                        262,147
                                                                                                  -----------
              HEALTH CARE (4.3%)
              ------------------
              BIOTECHNOLOGY (0.5%)
    10,240    Medy-Tox, Inc.                                                                            3,302
    47,342    Naturalendo Tech Co. Ltd.*                                                                2,251
                                                                                                  -----------
                                                                                                        5,553
                                                                                                  -----------
              HEALTH CARE DISTRIBUTORS (0.1%)
   596,626    Selcuk Ecza Deposu Ticaret ve Sanayi A.S.                                                   694
                                                                                                  -----------
              HEALTH CARE EQUIPMENT (0.5%)
    53,176    I-Sens, Inc.*                                                                             2,926
   399,000    Intai Technology Corp.(b)                                                                 2,131
                                                                                                  -----------
                                                                                                        5,057
                                                                                                  -----------

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                                                   Portfolio of Investments |  4

================================================================================

                                                                                                       MARKET
NUMBER                                                                                                  VALUE
OF SHARES     SECURITY                                                                                  (000)
-------------------------------------------------------------------------------------------------------------
              HEALTH CARE FACILITIES (0.9%)
 5,642,500    Chularat Hospital PCL NVDR                                                          $     3,386
   585,030    Life Healthcare Group Holdings Ltd.                                                       2,272
   285,379    NMC Health plc                                                                            2,586
 1,998,300    PT Siloam International Hospitals Tbk*                                                    1,890
                                                                                                  -----------
                                                                                                       10,134
                                                                                                  -----------
              MANAGED HEALTH CARE (0.1%)
   176,300    Qualicorp S.A.*                                                                           1,615
                                                                                                  -----------
              PHARMACEUTICALS (2.2%)
    51,819    Ajanta Pharma Ltd.                                                                        2,293
   539,084    Aurobindo Pharma Ltd.                                                                     8,967
 3,265,000    China Animal Healthcare Ltd.                                                              1,848
   258,990    Gedeon Richter plc                                                                        3,760
 3,657,500    Genomma Lab Internacional S.A. "B"*                                                       4,031
   149,600    Haw Par Corp. Ltd., acquired 10/18/2012 - 10/22/2012; cost $737(a)                          943
   124,917    Torrent Pharmaceuticals Ltd.                                                              2,106
                                                                                                  -----------
                                                                                                       23,948
                                                                                                  -----------
              Total Health Care                                                                        47,001
                                                                                                  -----------
              INDUSTRIALS (10.1%)
              -------------------
              AEROSPACE & DEFENSE (1.2%)
 1,822,255    Aselsan Elektronik Sanayi Ve Ticaret A.S.                                                 8,717
   133,100    Embraer S.A. ADR                                                                          4,657
                                                                                                  -----------
                                                                                                       13,374
                                                                                                  -----------
              AIRLINES (0.4%)
    35,100    Copa Holdings S.A. "A"                                                                    3,997
                                                                                                  -----------
              AIRPORT SERVICES (0.6%)
   788,070    TAV Havalimanlari Holding A.S.                                                            6,298
                                                                                                  -----------
              BUILDING PRODUCTS (0.6%)
 1,957,550    Concepcion Industrial Corp.                                                               2,531
   144,151    Kajaria Ceramics Ltd.                                                                     1,905
    14,019    LG Hausys Ltd.                                                                            2,478
                                                                                                  -----------
                                                                                                        6,914
                                                                                                  -----------
              COMMERCIAL PRINTING (0.2%)
   147,000    Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A.         2,148
                                                                                                  -----------
              CONSTRUCTION & ENGINEERING (1.8%)
 8,107,000    China State Construction International Holdings Ltd.                                     11,623
 4,691,598    Dialog Group Berhad                                                                       2,122
 7,110,600    PT Pembangunan Perumahan Persero Tbk                                                      2,234
   457,654    Sadbhav Engineering Ltd.                                                                  2,365
   163,235    Wilson Bayly Holmes-Ovcon Ltd.                                                            1,598
                                                                                                  -----------
                                                                                                       19,942
                                                                                                  -----------
              CONSTRUCTION MACHINERY & HEAVY TRUCKS (1.0%)
    64,700    China Yuchai International Ltd.                                                           1,260
    10,319    Eicher Motors Ltd.                                                                        2,632
 3,982,600    PT United Tractors Tbk                                                                    6,394
                                                                                                  -----------
                                                                                                       10,286
                                                                                                  -----------
              DIVERSIFIED SUPPORT SERVICES (0.3%)
   168,620    APR Energy plc                                                                              923
    31,663    KEPCO Plant Service & Engineering Co. Ltd.                                                2,660
                                                                                                  -----------
                                                                                                        3,583
                                                                                                  -----------
              ELECTRICAL COMPONENTS & EQUIPMENT (0.2%)
   509,728    Finolex Cables Ltd.                                                                       2,239
                                                                                                  -----------

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5  | USAA Emerging Markets Fund

================================================================================

                                                                                                       MARKET
NUMBER                                                                                                  VALUE
OF SHARES     SECURITY                                                                                  (000)
-------------------------------------------------------------------------------------------------------------
              INDUSTRIAL CONGLOMERATES (1.4%)
 1,889,900    Cahya Mata Sarawak Berhad                                                           $     2,260
   727,307    Century Plyboards (India) Ltd.                                                            2,666
   458,980    Koc Holding A.S. ADR                                                                     10,669
                                                                                                  -----------
                                                                                                       15,595
                                                                                                  -----------
              INDUSTRIAL MACHINERY (0.7%)
   108,900    Kepler Weber S.A.                                                                         1,195
   138,000    King Slide Works Co. Ltd.(b)                                                              2,240
   974,000    Kinik Co.(b)                                                                              2,133
   904,200    San Shing Fastech Corp.(b)                                                                2,221
                                                                                                  -----------
                                                                                                        7,789
                                                                                                  -----------
              MARINE PORTS & SERVICES (0.2%)
   382,335    Gateway Distriparks Ltd.                                                                  2,533
                                                                                                  -----------
              RAILROADS (0.2%)
   366,710    Globaltrans Investment plc GDR                                                            1,852
                                                                                                  -----------
              RESEARCH & CONSULTING SERVICES (0.2%)
   418,000    Sporton International, Inc.(b)                                                            2,161
                                                                                                  -----------
              TRADING COMPANIES & DISTRIBUTORS (0.0%)
   126,892    Mills Estruturas e Servicos de Engenharia S.A.                                              304
                                                                                                  -----------
              TRUCKING (1.1%)
   774,600    Localiza Rent a Car S.A.                                                                  9,550
 2,541,300    PT Blue Bird Tbk*                                                                         2,143
                                                                                                  -----------
                                                                                                       11,693
                                                                                                  -----------
              Total Industrials                                                                       110,708
                                                                                                  -----------
              INFORMATION TECHNOLOGY (18.5%)
              ------------------------------
              APPLICATION SOFTWARE (0.1%)
    98,200    Linx S.A.                                                                                 1,522
                                                                                                  -----------
              DATA PROCESSING & OUTSOURCED SERVICES (1.3%)
   798,645    Cielo S.A. ADR                                                                           12,483
 8,908,200    GHL Systems Berhad                                                                        2,101
                                                                                                  -----------
                                                                                                       14,584
                                                                                                  -----------
              ELECTRONIC COMPONENTS (0.2%)
17,130,000    Tongda Group Holdings Ltd.                                                                2,407
                                                                                                  -----------
              ELECTRONIC EQUIPMENT & INSTRUMENTS (0.2%)
 2,357,000    PAX Global Technology Ltd.*                                                               2,152
                                                                                                  -----------
              ELECTRONIC MANUFACTURING SERVICES (1.5%)
 1,499,000    AAC Technologies Holdings, Inc.                                                           9,954
 1,138,375    Hon Hai Precision Industry Co. Ltd. GDR "S"                                               6,261
                                                                                                  -----------
                                                                                                       16,215
                                                                                                  -----------
              INTERNET SOFTWARE & SERVICES (4.7%)
   134,933    Baidu, Inc. ADR*                                                                         27,492
   190,460    NetEase, Inc. ADR                                                                        19,054
   285,230    Yandex N.V. "A"*                                                                          4,692
                                                                                                  -----------
                                                                                                       51,238
                                                                                                  -----------
              IT CONSULTING & OTHER SERVICES (0.7%)
   179,142    HCL Technologies Ltd.                                                                     5,852
   754,752    Sonda S.A.                                                                                1,859
                                                                                                  -----------
                                                                                                        7,711
                                                                                                  -----------
              SEMICONDUCTOR EQUIPMENT (0.3%)
    79,358    Koh Young Technology, Inc.                                                                3,283
                                                                                                  -----------

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                                                   Portfolio of Investments |  6

================================================================================

                                                                                                       MARKET
NUMBER                                                                                                  VALUE
OF SHARES     SECURITY                                                                                  (000)
-------------------------------------------------------------------------------------------------------------
               SEMICONDUCTORS (5.9%)
 4,733,000     Advanced Semiconductor Engineering, Inc.(b)                                         $    6,375
 1,153,000     Epistar Corp.(b)                                                                         2,208
    60,980     LEENO Industrial, Inc.                                                                   2,072
   288,000     MediaTek, Inc.(b)                                                                        4,344
   294,310     SK Hynix, Inc.                                                                          12,496
 2,713,000     Taiwan Semiconductor Manufacturing Co. Ltd.(b)                                          12,967
   910,000     Taiwan Semiconductor Manufacturing Co. Ltd. ADR                                         22,322
 4,083,800     Unisem (M) Berhad                                                                        2,380
                                                                                                  -----------
                                                                                                       65,164
                                                                                                  -----------
               TECHNOLOGY HARDWARE, STORAGE, & PERIPHERALS (3.6%)
   883,201     ADLINK Technology, Inc.(b)                                                               2,338
 1,025,000     Catcher Technology Co. Ltd.(b)                                                           9,337
    22,566     Samsung Electronics Co. Ltd.                                                            27,900
                                                                                                  -----------
                                                                                                       39,575
                                                                                                  -----------
               Total Information Technology                                                           203,851
                                                                                                  -----------
               MATERIALS (3.5%)
               ----------------
               COMMODITY CHEMICALS (0.1%)
    13,200     Green Seal Holding Ltd.(b)                                                                  56
   650,310     Synthos S.A.                                                                               775
                                                                                                  -----------
                                                                                                          831
                                                                                                  -----------
               CONSTRUCTION MATERIALS (1.4%)
   333,269     Akcansa Cimento A.S.                                                                     2,239
 2,566,500     Anhui Conch Cement Co. Ltd. "H"                                                          8,736
   446,027     Cemex S.A.B. de C.V. ADR                                                                 4,527
                                                                                                  -----------
                                                                                                       15,502
                                                                                                  -----------
               DIVERSIFIED CHEMICALS (0.2%)
   254,576     PI Industries Ltd.                                                                       2,447
                                                                                                  -----------
               DIVERSIFIED METALS & MINING (0.8%)
   191,600     Freeport-McMoRan, Inc.                                                                   4,144
 1,463,400     Grupo Mexico S.A.B. de C.V. "B"                                                          4,455
                                                                                                  -----------
                                                                                                        8,599
                                                                                                  -----------
               INDUSTRIAL GASES (0.3%)
 4,871,800     Yingde Gases Group Co.                                                                   3,517
                                                                                                  -----------
               STEEL (0.7%)
    18,744     POSCO                                                                                    4,568
   200,420     Ternium S.A. ADR                                                                         3,548
                                                                                                  -----------
                                                                                                        8,116
                                                                                                  -----------
               Total Materials                                                                         39,012
                                                                                                  -----------
               TELECOMMUNICATION SERVICES (5.9%)
               ---------------------------------
               ALTERNATIVE CARRIERS (0.2%)
 6,195,100     PT Link Net Tbk*                                                                         2,828
                                                                                                  -----------
               INTEGRATED TELECOMMUNICATION SERVICES (1.5%)
 1,398,620     Magyar Telekom Telecommunications plc*                                                   1,979
   257,500     PT Telekomunikasi Indonesia (Persero) Tbk ADR                                           11,613
 2,651,970     PT XL Axiata Tbk                                                                           984
   235,530     Telefonica Czech Republic A.S.                                                           1,991
                                                                                                  -----------
                                                                                                       16,567
                                                                                                  -----------
               WIRELESS TELECOMMUNICATION SERVICES (4.2%)
    24,830     America Movil S.A.B. de C.V. ADR "L"                                                       531
   184,100     China Mobile Ltd.                                                                        2,509
   202,270     China Mobile Ltd. ADR                                                                   13,704
   108,786     MegaFon OAO GDR(b),(d)                                                                   1,916

================================================================================

7  | USAA Emerging Markets Fund

================================================================================

                                                                                                       MARKET
NUMBER                                                                                                  VALUE
OF SHARES     SECURITY                                                                                  (000)
-------------------------------------------------------------------------------------------------------------
    12,974    MegaFon OAO GDR                                                                     $       228
   199,616    MegaFon OAO GDR(b),(d)                                                                    3,515
   685,900    Mobile TeleSystems ADR                                                                    6,790
   108,280    Philippine Long Distance Telephone Co. ADR                                                7,753
    72,610    TIM Participacoes S.A. ADR                                                                1,531
   566,700    Turkcell Iletisim Hizmetleri A.S. ADR*                                                    7,463
                                                                                                  -----------
                                                                                                       45,940
                                                                                                  -----------
              Total Telecommunication Services                                                         65,335
                                                                                                  -----------
              UTILITIES (1.4%)
              ----------------
              ELECTRIC UTILITIES (0.7%)
   891,100    Centrais Eletricas Brasileiras S.A. Eletrobras ADR                                        1,702
    46,400    Companhia Paranaense de Energia                                                             384
   184,400    Companhia Paranaense de Energia ADR                                                       2,213
   155,850    Reliance Infrastructure Ltd. GDR                                                          3,580
                                                                                                  -----------
                                                                                                        7,879
                                                                                                  -----------
              GAS UTILITIES (0.2%)
   567,608    Aygaz A.S.                                                                                2,217
                                                                                                  -----------
              INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.1%)
14,640,000    E.On Russia JSC*(b)                                                                         684
                                                                                                  -----------
              WATER UTILITIES (0.4%)
   816,000    Companhia Paranaense de Energia-Copel ADR                                                 4,870
                                                                                                  -----------
              Total Utilities                                                                          15,650
                                                                                                  -----------
              Total Common Stocks (cost: $1,019,491)                                                1,039,071
                                                                                                  -----------
              PREFERRED STOCKS (2.5%)

              CONSUMER DISCRETIONARY (0.3%)
              -----------------------------
              AUTOMOBILE MANUFACTURERS (0.3%)
    38,050    Hyundai Motor Co. Ltd.                                                                    3,796
                                                                                                  -----------
              Total Consumer Discretionary                                                              3,796
                                                                                                  -----------
              ENERGY (1.0%)
              -------------
              INTEGRATED OIL & GAS (1.0%)
 1,204,060    Petroleo Brasileiro S.A. ADR                                                              8,079
 5,367,000    Surgutneftegas(b)                                                                         3,370
                                                                                                  -----------
                                                                                                       11,449
                                                                                                  -----------
              Total Energy                                                                             11,449
                                                                                                  -----------
              FINANCIALS (0.1%)
              -----------------
              DIVERSIFIED BANKS (0.1%)
    57,960    Banco Bradesco S.A.                                                                         768
                                                                                                  -----------
              Total Financials                                                                            768
                                                                                                  -----------
              INDUSTRIALS (0.4%)
              ------------------
              CONSTRUCTION MACHINERY & HEAVY TRUCKS (0.4%)
 5,057,800    Marcopolo S.A.                                                                            3,991
                                                                                                  -----------
              Total Industrials                                                                         3,991
                                                                                                  -----------
              MATERIALS (0.3%)
              ----------------
              STEEL (0.3%)
   566,615    Vale S.A. ADR                                                                             3,666
                                                                                                  -----------
              Total Materials                                                                           3,666
                                                                                                  -----------

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

                                                                                                       MARKET
NUMBER                                                                                                  VALUE
OF SHARES     SECURITY                                                                                  (000)
-------------------------------------------------------------------------------------------------------------
              TELECOMMUNICATION SERVICES (0.4%)
              ---------------------------------
              INTEGRATED TELECOMMUNICATION SERVICES (0.4%)
   214,310    Telefonica Brasil S.A. ADR                                                          $     3,974
                                                                                                  -----------
              Total Telecommunication Services                                                          3,974
                                                                                                  -----------
              Total Preferred Stocks (cost: $47,208)                                                   27,644
                                                                                                  -----------
              Total Equity Securities (cost: $1,066,699)                                            1,066,715
                                                                                                  -----------

PRINCIPAL
AMOUNT
$(000)(f)
-------------------------------------------------------------------------------------------------------------
              CONVERTIBLE SECURITIES (0.0%)

              CONSUMER DISCRETIONARY (0.0%)
              -----------------------------
              HOMEBUILDING (0.0%)
 BRL 1,548    Viver Incorporadora e Construtora S.A., 14.09% due 8/6/2016*(b)                             174
                                                                                                  -----------
              Total Consumer Discretionary                                                                174
                                                                                                  -----------
              Total Convertible Securities (cost: $698)                                                   174
                                                                                                  -----------

NUMBER
OF SHARES
-------------------------------------------------------------------------------------------------------------
              MONEY MARKET INSTRUMENTS (2.9%)

              MONEY MARKET FUNDS (2.9%)
32,172,746    State Street Institutional Liquid Reserves Fund Premier Class, 0.09% (e)                 32,173
                                                                                                  -----------
              Total Money Market Instruments (cost: $32,173)                                           32,173
                                                                                                  -----------
              TOTAL INVESTMENTS (COST: $1,099,570)                                                $ 1,099,062
                                                                                                  ===========

================================================================================

9  | USAA Emerging Markets Fund

================================================================================

($ IN 000s)                                       VALUATION HIERARCHY
                                                  -------------------
                                             (LEVEL 1)         (LEVEL 2)          (LEVEL 3)
                                           QUOTED PRICES         OTHER           SIGNIFICANT
                                             IN ACTIVE        SIGNIFICANT       UNOBSERVABLE
                                              MARKETS         OBSERVABLE           INPUTS
                                           FOR IDENTICAL        INPUTS
ASSETS                                        ASSETS                                                   TOTAL
-------------------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                              $962,868          $76,097           $106              $1,039,071
  Preferred Stocks                             24,274            3,370             --                  27,644
Bonds:
  Convertible Securities                           --              174             --                     174
Money Market Instruments:
  Money Market Funds                           32,173               --             --                  32,173
-------------------------------------------------------------------------------------------------------------
Total                                      $1,019,315          $79,641           $106              $1,099,062
-------------------------------------------------------------------------------------------------------------

Reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                                                           Common Stock
--------------------------------------------------------------------------------------------------------
 Balance as of May 31, 2014                                                                          $-
 Purchases                                                                                            -
 Sales                                                                                                -
 Transfers into Level 3                                                                             415
 Transfers out of Level 3                                                                             -
 Net realized gain (loss) on investments                                                              -
 Change in net unrealized appreciation/depreciation of investments                                 (309)
--------------------------------------------------------------------------------------------------------
 Balance as of February 28, 2015                                                                   $106
--------------------------------------------------------------------------------------------------------

For the period of June 1, 2014, through February 28, 2015, common stocks with a fair value of $37,174,000 were transferred from Level 1 to Level 2. Due to an assessment of events at the end of the reporting period, these securities had adjustments to their foreign market closing prices to reflect changes in value that occurred after the close of foreign markets and prior to the close of the U.S. securities markets. During the same period, common stocks with a fair value of $415,000 were transferred from Level 2 to Level 3 due to the value derived based on analysis of the restructuring plan. Such adjustments were not made at the end of the prior reporting period. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  Portfolio of Investments |  10

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

February 28, 2015 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the USAA Emerging Markets Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund consists of three classes of shares: Emerging Markets Fund Shares (Fund Shares), Emerging Markets Fund Institutional Shares (Institutional Shares), and Emerging Markets Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA fund participating in a fund-of-funds investment strategy (USAA fund-of-funds). The Adviser Shares permit investors to purchase shares through financial intermediaries, including banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

================================================================================

11  | USAA Emerging Markets Fund

================================================================================

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

2. Securities, including exchange-traded funds (ETFs), exchange-traded notes
(ETNs), and equity-linked structured notes, except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

3. Securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadviser(s), if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser(s) have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Board, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity

================================================================================

                                         Notes to Portfolio of Investments |  12

================================================================================

securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

4. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

5. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

6. Repurchase agreements are valued at cost, which approximates market value.

7. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager, an affiliate of the Fund, in consultation with the Fund's subadviser(s), if applicable, under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include certain equity securities which are valued based on methods discussed in Note A3, and are traded on a foreign exchange whose fair value at the reporting date included an adjustment to reflect changes occurring subsequent to the close of trading in the foreign market but prior to the close of trading in comparable U.S. securities markets, and bonds valued based on the methods discussed in Note A1.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

================================================================================

13  | USAA Emerging Markets Fund

================================================================================

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

For the securities valued using significant unobservable inputs, market quotations were not available from the pricing services. As such, the securities were valued in good faith using methods determined by the Manager, under valuation procedures approved by the Board. The fair value methods included using inputs such as the value derived based on analysis of the restructuring plan. However, these securities are included in the Level 3 category due to limited market transparency, and/or a lack of corroboration to support the quoted prices.

Refer to the portfolio of investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

D. As of February 28, 2015, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of February 28, 2015, were $167,421,000 and $167,929,000, respectively, resulting in net unrealized depreciation of $508,000.

E. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $1,102,901,000 at February 28, 2015, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.


PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
BRL     Brazilian Real
GDR Global depositary receipts are receipts issued by a U.S. or foreign bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
NVDR Non-voting depositary receipts are receipts issued by Thai NVDR Company Limited.
REIT    Real estate investment trust

================================================================================

                                         Notes to Portfolio of Investments |  14

================================================================================

SPECIFIC NOTES

(a) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at February 28, 2015, was $4,194,000, which represented 0.4% of the Fund's net assets.
(b) Security was fair valued at February 28, 2015, by the Manager in accordance with valuation procedures approved by the Board. The total value of all such securities was $79,747,000, which represented 7.2% of the Fund's net assets.
(c) Restricted security that is not registered under the Securities Act of 1933.
(d) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.
(e) Rate represents the money market fund annualized seven-day yield at February 28, 2015.
(f)    In U.S. dollars unless otherwise noted.
*      Non-income-producing security.

================================================================================

15  | USAA Emerging Markets Fund




ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.






SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended FEBRUARY 28, 2015

By:      /S/ DANIEL J. MAVICO
         --------------------------------------------------------------
         Signature and Title:  Daniel J. Mavico, Assistant Secretary

Date:    04/23/2015
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /S/ DANIEL S. MCNAMARA
         --------------------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:    04/27/2015
         ------------------------------


By:      /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    04/27/2015
         ------------------------------